INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant components of income taxes attributable to continuing operations
The significant components of income taxes attributable to continuing operations are presented below (in millions):

	2017	2016	2015
Current:
U.S.	$(14.9)	$10.0	$7.4
Non - U.S.	16.8	32.9	50.8
State	—	—	0.1
Current expense (benefit)	1.9	42.9	58.3
Deferred:
U.S.	(1.2)	(20.9)	(6.3)
Non - U.S.	25.9	(17.0)	12.4
Deferred provision (benefit)	24.7	(37.9)	6.1
Total provision (benefit)	$26.6	$5.0	$64.4

Income tax expense (benefit), income tax reconciliation
ifferences between the Company's provision for income taxes and the amount determined by applying the U.K. statutory rate to income before income taxes are set forth below (dollars in millions):

	2017	2016	2015
U.K. statutory rate	19.25%	20.00%	20.25%
Tax at statutory rate	$19.1	$65.1	$31.9
Increase (decrease) due to:
Capitalized interest transactions	—	—	(5.7)
Foreign rate differential	(39.5)	(92.7)	(30.0)
Deferred intercompany gain/loss	—	(20.1)	(33.8)
Foreign asset basis difference	(38.1)	405.9	—
Luxembourg restructuring operating loss	—	(1,180.2)	—
Change in valuation allowance	(29.4)	814.7	106.0
Prior period adjustments	3.6	(4.1)	(6.9)
Unrecognized tax benefits	(24.1)	7.1	9.7
U.S. tax on RCI non-U.S. subsidiaries	5.4	6.3	—
Enactment of tax reform (1)	129.1	—	—
Termination of local country activity	—	—	(6.3)
Foreign tax credits/deductions	(0.8)	(1.5)	(2.2)
Other, net	1.3	4.5	1.7
Total provision (benefit)	$26.6	$5.0	$64.4

(1) 2017 includes the U.S. tax rate reduction, one-time transition tax, and U.S. tax on applicable non-U.S. subsidiaries earnings. The impact of these items are fully offset in the Change in valuation allowance above.

Deferred tax assets and liabilities
Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities at December 31 were as follows (in millions):

	2017	2016
Deferred tax assets:
Accrued employee benefit plan costs	$46.2	$81.1
U.S. net operating loss	39.3	111.2
U.K. net operating loss	2.4	2.8
Trinidad net operating loss	5.9	6.5
Luxembourg net operating loss	1,163.2	1,180.2
Suriname net operating loss	3.9	3.9
Other NOLs and tax credit carryforwards	38.1	36.8
Other	16.3	31.2
Total deferred tax assets	1,315.3	1,453.7
Less: valuation allowance	(869.9)	(889.8)
Deferred tax assets, net of valuation allowance	445.4	563.9

Deferred tax liabilities:
Property and equipment	412.8	712.8
Other	11.9	12.3
Total deferred tax liabilities	424.7	725.1
Net deferred tax asset (liability)	$20.7	$(161.2)

Changes in gross unrecognized tax benefits
The following table sets forth the changes in the Company’s gross unrecognized tax benefits for the years ended December 31 (in millions):

	2017	2016	2015
Gross unrecognized tax benefits - beginning of year	$120.1	$65.1	$54.7
Gross increases - tax positions in prior period	1.4	46.2	4.4
Gross decreases - tax positions in prior period	(5.6)	(0.6)	(3.7)
Gross increases - current period tax positions	3.1	10.9	9.7
Settlements	(0.8)	(1.5)	—
Lapse of statutes of limitation	(16.2)	—	—
Gross unrecognized tax benefit - end of year	$102.0	$120.1	$65.1

Schedule of income (loss) before income tax, domestic and foreign
The components of income (loss) from continuing operations before income taxes were as follows (in millions):

	2017	2016	2015
U.S.	$(63.7)	$(180.2)	$(174.1)
Non-U.S.	163.0	505.8	331.8
Total	$99.3	$325.6	$157.7